JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Air Freight & Logistics — 0.4%
Nippon Express Holdings, Inc.	209,600	12,475,669
SG Holdings Co. Ltd.	1,108,800	14,359,077
Yamato Holdings Co. Ltd.	837,800	14,482,569
		41,317,315
Automobile Components — 2.0%
Aisin Corp.	439,200	16,397,580
Bridgestone Corp.	1,534,800	66,507,014
Denso Corp.	4,623,900	72,632,458
Koito Manufacturing Co. Ltd.	607,100	9,294,271
Niterra Co. Ltd.	528,400	14,229,083
Sumitomo Electric Industries Ltd.	2,034,400	27,040,457
		206,100,863
Automobiles — 8.9%
Honda Motor Co. Ltd.	12,747,500	142,492,362
Isuzu Motors Ltd.	1,618,200	22,080,253
Mazda Motor Corp.	1,562,900	18,947,742
Mitsubishi Motors Corp.	1,788,200	5,634,738
Nissan Motor Co. Ltd.	5,770,600	22,654,381
Subaru Corp.	1,565,200	31,224,665
Suzuki Motor Corp.	1,197,900	53,808,099
Toyota Motor Corp.	31,040,100	619,803,162
Yamaha Motor Co. Ltd.	2,373,000	22,429,011
		939,074,413
Banks — 7.2%
Chiba Bank Ltd. (The)	1,897,900	14,063,945
Concordia Financial Group Ltd.	3,072,300	14,640,879
Fukuoka Financial Group, Inc.	498,900	12,261,611
Japan Post Bank Co. Ltd.	3,644,700	37,904,350
Kyoto Financial Group, Inc.	777,600	12,923,301
Mitsubishi UFJ Financial Group, Inc.	31,450,500	294,582,686
Mizuho Financial Group, Inc.	6,627,500	120,365,797
Resona Holdings, Inc.	5,947,400	32,831,208
Sumitomo Mitsui Financial Group, Inc.	3,489,100	181,479,883
Sumitomo Mitsui Trust Holdings, Inc.	1,901,600	38,970,002
		760,023,662
Beverages — 0.9%
Asahi Group Holdings Ltd.	1,326,800	49,314,459
Kirin Holdings Co. Ltd.	2,123,600	30,524,552
Suntory Beverage & Food Ltd.	330,400	10,779,224
		90,618,235
Broadline Retail — 0.4%
Pan Pacific International Holdings Corp.	1,385,800	29,956,140
Rakuten Group, Inc. *	3,858,500	16,949,456
		46,905,596

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 1.5%
AGC, Inc.	555,300	20,883,863
Daikin Industries Ltd.	766,100	122,753,995
TOTO Ltd.	414,600	11,221,269
		154,859,127
Capital Markets — 1.1%
Daiwa Securities Group, Inc.	3,730,400	26,735,275
Japan Exchange Group, Inc.	1,360,900	30,119,056
Nomura Holdings, Inc.	7,887,400	42,482,722
SBI Holdings, Inc.	710,500	17,453,909
		116,790,962
Chemicals — 3.9%
Asahi Kasei Corp.	3,628,100	27,513,850
JSR Corp.	529,500	14,441,945
Kansai Paint Co. Ltd.	563,500	9,421,622
Mitsubishi Chemical Group Corp.	3,717,500	22,415,569
Mitsui Chemicals, Inc.	501,600	14,762,221
Nippon Paint Holdings Co. Ltd.	2,535,800	19,972,785
Nippon Sanso Holdings Corp.	517,500	13,113,092
Nissan Chemical Corp.	354,200	14,126,499
Nitto Denko Corp.	373,600	30,993,059
Shin-Etsu Chemical Co. Ltd.	5,222,100	205,553,306
Sumitomo Chemical Co. Ltd. (a)	4,277,900	10,072,668
Toray Industries, Inc.	4,191,300	20,941,543
Tosoh Corp.	829,900	10,701,271
		414,029,430
Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	602,700	17,442,109
Secom Co. Ltd.	541,600	39,309,526
TOPPAN Holdings, Inc.	838,900	23,123,826
		79,875,461
Construction & Engineering — 0.6%
Kajima Corp.	1,216,400	21,708,920
Obayashi Corp.	1,825,700	16,899,668
Shimizu Corp.	1,598,800	10,702,574
Taisei Corp.	468,200	17,069,919
		66,381,081
Consumer Finance — 0.0% ^
Acom Co. Ltd.	1,175,300	3,010,215
Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	2,224,000	53,147,324
Cosmos Pharmaceutical Corp.	59,400	6,380,401
Kobe Bussan Co. Ltd.	371,600	9,495,387
Lawson, Inc.	134,100	7,675,631
MatsukiyoCocokara & Co.	995,200	18,089,536

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Seven & i Holdings Co. Ltd.	2,125,500	83,946,258
Welcia Holdings Co. Ltd. (a)	264,300	4,458,434
		183,192,971
Diversified REITs — 0.2%
Daiwa House REIT Investment Corp.	5,819	10,281,594
Nomura Real Estate Master Fund, Inc.	10,822	11,842,141
		22,123,735
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	73,201,300	91,922,892
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	1,975,600	25,628,849
Kansai Electric Power Co., Inc. (The)	2,039,300	27,820,409
Tokyo Electric Power Co. Holdings, Inc. *	1,900,300	10,117,497
		63,566,755
Electrical Equipment — 1.4%
Fuji Electric Co. Ltd.	374,300	18,744,957
Mitsubishi Electric Corp.	5,483,200	81,372,335
NIDEC Corp.	1,370,900	51,130,206
		151,247,498
Electronic Equipment, Instruments & Components — 4.8%
Hamamatsu Photonics KK	383,400	15,146,182
Hirose Electric Co. Ltd.	74,600	8,679,923
Ibiden Co. Ltd.	351,200	17,672,361
Keyence Corp.	484,400	216,719,531
Kyocera Corp.	3,530,800	51,691,191
Murata Manufacturing Co. Ltd.	4,574,700	92,372,908
Omron Corp.	516,800	23,238,056
Shimadzu Corp.	770,900	21,316,913
TDK Corp.	990,800	49,297,092
Yokogawa Electric Corp.	678,000	13,323,182
		509,457,339
Entertainment — 2.1%
Capcom Co. Ltd.	381,500	14,549,946
Koei Tecmo Holdings Co. Ltd.	312,600	3,893,796
Konami Group Corp.	247,400	15,214,652
Nexon Co. Ltd.	1,166,300	18,613,028
Nintendo Co. Ltd.	2,762,100	154,321,060
Square Enix Holdings Co. Ltd.	202,400	7,909,035
Toho Co. Ltd.	309,800	10,091,655
		224,593,172
Financial Services — 0.8%
Mitsubishi HC Capital, Inc.	2,361,400	16,743,388

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
ORIX Corp.	3,032,800	58,561,152
Tokyo Century Corp.	435,200	4,835,673
		80,140,213
Food Products — 1.5%
Ajinomoto Co., Inc.	1,295,700	53,207,845
Kikkoman Corp.	457,800	28,167,640
MEIJI Holdings Co. Ltd.	745,600	18,032,048
Nisshin Seifun Group, Inc.	709,800	9,901,131
Nissin Foods Holdings Co. Ltd.	615,300	19,905,803
Toyo Suisan Kaisha Ltd.	263,300	13,710,422
Yakult Honsha Co. Ltd.	716,700	15,653,869
		158,578,758
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,090,700	22,966,715
Tokyo Gas Co. Ltd.	1,064,500	24,453,570
		47,420,285
Ground Transportation — 2.5%
Central Japan Railway Co.	2,333,800	58,327,834
East Japan Railway Co.	951,500	54,418,817
Hankyu Hanshin Holdings, Inc.	630,400	19,287,423
Keio Corp.	308,400	9,023,883
Keisei Electric Railway Co. Ltd.	420,900	19,045,668
Kintetsu Group Holdings Co. Ltd.	501,700	15,481,190
Kyushu Railway Co.	391,800	8,611,768
Odakyu Electric Railway Co. Ltd.	909,000	13,889,972
Tobu Railway Co. Ltd.	542,800	14,375,125
Tokyu Corp.	1,569,100	18,412,262
West Japan Railway Co.	634,500	26,426,617
		257,300,559
Health Care Equipment & Supplies — 2.5%
Asahi Intecc Co. Ltd. (a)	615,500	11,695,055
Hoya Corp.	919,400	116,790,633
Olympus Corp.	3,147,600	46,596,007
Sysmex Corp.	454,000	24,594,221
Terumo Corp.	1,882,600	63,729,683
		263,405,599
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	553,800	8,839,195
Health Care Technology — 0.2%
M3, Inc.	1,173,200	18,513,098
Hotels, Restaurants & Leisure — 1.2%
McDonald's Holdings Co. Japan Ltd.	223,400	9,946,771
Oriental Land Co. Ltd.	2,876,400	106,829,762
Zensho Holdings Co. Ltd.	246,400	12,065,896
		128,842,429

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 4.4%
Haseko Corp.	658,000	8,556,564
Iida Group Holdings Co. Ltd.	385,800	5,824,402
Nikon Corp.	908,700	9,273,771
Open House Group Co. Ltd.	195,700	6,119,954
Panasonic Holdings Corp.	6,100,200	57,456,445
Sekisui Chemical Co. Ltd.	1,068,900	15,261,265
Sekisui House Ltd. (a)	1,636,200	36,935,899
Sharp Corp. *	622,700	4,187,227
Sony Group Corp.	3,223,000	316,074,445
		459,689,972
Household Products — 0.4%
Unicharm Corp.	1,060,200	36,479,775
Industrial Conglomerates — 1.9%
Hikari Tsushin, Inc.	59,400	10,350,443
Hitachi Ltd.	2,418,500	189,974,018
		200,324,461
Industrial REITs — 0.2%
GLP J-REIT	12,394	11,065,784
Nippon Prologis REIT, Inc.	6,279	11,171,614
		22,237,398
Insurance — 3.5%
Dai-ichi Life Holdings, Inc.	2,569,200	56,349,652
Japan Post Holdings Co. Ltd.	5,332,200	51,043,462
Japan Post Insurance Co. Ltd.	506,500	9,482,634
MS&AD Insurance Group Holdings, Inc.	1,160,400	47,918,440
Sompo Holdings, Inc.	813,200	42,165,603
T&D Holdings, Inc.	1,399,800	23,178,946
Tokio Marine Holdings, Inc.	5,174,700	136,443,551
		366,582,288
Interactive Media & Services — 0.2%
LY Corp.	7,011,500	21,813,014
IT Services — 2.1%
Fujitsu Ltd.	450,500	62,355,656
NEC Corp.	660,000	43,127,518
Nomura Research Institute Ltd.	1,109,300	33,926,310
NTT Data Group Corp.	1,551,600	22,348,667
Obic Co. Ltd.	171,500	26,344,055
Otsuka Corp.	321,000	13,506,971
SCSK Corp.	402,800	7,908,827
TIS, Inc.	626,100	13,925,619
		223,443,623
Leisure Products — 0.8%
Bandai Namco Holdings, Inc.	1,727,200	37,398,279
Sega Sammy Holdings, Inc.	423,600	6,234,380

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — continued
Shimano, Inc.	214,500	30,796,909
Yamaha Corp.	400,200	8,800,621
		83,230,189
Machinery — 4.8%
Daifuku Co. Ltd.	939,000	18,517,077
FANUC Corp.	2,365,600	65,438,119
Hitachi Construction Machinery Co. Ltd.	266,400	7,558,414
Hoshizaki Corp.	307,500	11,187,275
Kawasaki Heavy Industries Ltd.	422,600	9,567,617
Komatsu Ltd.	2,476,400	70,453,479
Kubota Corp.	2,984,000	45,170,221
Kurita Water Industries Ltd.	288,800	10,547,272
Makita Corp.	669,200	18,011,513
MINEBEA MITSUMI, Inc.	977,100	20,196,863
MISUMI Group, Inc.	738,100	12,654,648
Mitsubishi Heavy Industries Ltd.	872,700	58,212,142
NGK Insulators Ltd.	800,100	9,995,441
SMC Corp.	152,100	84,665,627
Toyota Industries Corp.	446,700	37,781,488
Yaskawa Electric Corp.	659,100	24,839,057
		504,796,253
Marine Transportation — 0.9%
Kawasaki Kisen Kaisha Ltd.	383,300	18,675,833
Mitsui OSK Lines Ltd.	947,600	34,038,264
Nippon Yusen KK	1,257,400	43,331,088
		96,045,185
Media — 0.2%
Dentsu Group, Inc.	599,200	15,903,534
Metals & Mining — 1.0%
JFE Holdings, Inc.	1,583,000	24,993,706
Nippon Steel Corp. (a)	2,404,100	57,853,890
Sumitomo Metal Mining Co. Ltd.	694,300	19,189,534
		102,037,130
Office REITs — 0.3%
Japan Real Estate Investment Corp.	3,635	13,934,930
Nippon Building Fund, Inc.	4,276	17,301,168
		31,236,098
Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings, Inc.	7,887,500	31,854,103
Idemitsu Kosan Co. Ltd.	2,754,260	15,294,363
Inpex Corp.	2,305,300	31,334,704
		78,483,170
Paper & Forest Products — 0.1%
Oji Holdings Corp. (a)	2,510,000	9,813,685

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Passenger Airlines — 0.2%
ANA Holdings, Inc. * (a)	405,100	8,951,970
Japan Airlines Co. Ltd.	377,700	7,257,795
		16,209,765
Personal Care Products — 0.8%
Kao Corp.	1,213,000	47,995,467
Kose Corp.	93,400	6,110,481
Shiseido Co. Ltd.	1,041,100	29,022,424
		83,128,372
Pharmaceuticals — 5.2%
Astellas Pharma, Inc.	4,696,800	54,682,409
Chugai Pharmaceutical Co. Ltd.	1,676,600	60,307,675
Daiichi Sankyo Co. Ltd.	5,015,900	150,171,215
Eisai Co. Ltd.	713,000	33,574,216
Kyowa Kirin Co. Ltd.	647,400	10,197,829
Ono Pharmaceutical Co. Ltd.	1,166,300	21,021,552
Otsuka Holdings Co. Ltd.	1,187,900	46,694,353
Shionogi & Co. Ltd.	766,500	36,789,262
Taisho Pharmaceutical Holdings Co. Ltd.	137,100	7,978,334
Takeda Pharmaceutical Co. Ltd.	4,101,600	120,547,989
		541,964,834
Professional Services — 1.6%
Persol Holdings Co. Ltd.	4,872,200	7,745,393
Recruit Holdings Co. Ltd.	4,097,100	161,830,203
		169,575,596
Real Estate Management & Development — 2.4%
Daito Trust Construction Co. Ltd.	170,200	19,360,347
Daiwa House Industry Co. Ltd.	1,719,700	53,176,480
Hulic Co. Ltd.	1,431,100	15,802,699
Mitsubishi Estate Co. Ltd.	3,315,000	45,932,377
Mitsui Fudosan Co. Ltd.	2,446,300	61,411,368
Nomura Real Estate Holdings, Inc.	289,500	7,922,372
Sumitomo Realty & Development Co. Ltd.	1,235,600	38,858,578
Tokyu Fudosan Holdings Corp.	1,560,300	10,434,626
		252,898,847
Retail REITs — 0.1%
Japan Metropolitan Fund Invest	18,236	12,379,385
Semiconductors & Semiconductor Equipment — 4.7%
Advantest Corp.	1,860,000	74,024,010
Disco Corp.	236,300	63,763,009
Lasertec Corp.	208,200	54,221,367
Renesas Electronics Corp. *	3,370,700	55,305,053
Rohm Co. Ltd.	840,300	14,502,937
SUMCO Corp.	918,600	13,926,369
Tokyo Electron Ltd.	1,167,800	216,711,514
		492,454,259

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 0.3%
Oracle Corp.	87,200	6,872,159
Trend Micro, Inc. *	338,800	19,382,532
		26,254,691
Specialty Retail — 1.6%
ABC-Mart, Inc.	259,400	4,495,534
Fast Retailing Co. Ltd.	434,600	116,028,196
Nitori Holdings Co. Ltd.	211,000	27,616,046
USS Co. Ltd.	528,100	9,987,119
ZOZO, Inc.	338,600	7,414,161
		165,541,056
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	664,000	11,123,713
Canon, Inc.	2,580,200	71,077,140
FUJIFILM Holdings Corp.	1,044,900	66,230,913
Ricoh Co. Ltd.	1,590,800	12,503,684
Seiko Epson Corp.	798,400	11,654,572
		172,590,022
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	474,500	14,418,216
Tobacco — 0.7%
Japan Tobacco, Inc.	2,897,100	76,359,985
Trading Companies & Distributors — 6.8%
ITOCHU Corp.	3,588,100	162,842,777
Marubeni Corp.	4,405,000	75,134,639
Mitsubishi Corp.	10,603,300	182,747,318
Mitsui & Co. Ltd.	3,949,100	160,164,667
MonotaRO Co. Ltd. (a)	647,500	6,098,297
Sojitz Corp.	578,700	13,658,144
Sumitomo Corp.	3,190,700	73,379,250
Toyota Tsusho Corp.	615,600	40,341,146
		714,366,238
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	204,500	8,121,298
Wireless Telecommunication Services — 3.2%
KDDI Corp.	3,931,900	130,283,726
SoftBank Corp.	7,326,100	97,333,434
SoftBank Group Corp.	2,522,000	108,876,348
		336,493,508
Total Common Stocks (Cost $9,768,668,104)		10,463,002,705

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (b) (c)	11,349,861	11,354,401
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	2,264,685	2,264,685
Total Investment of Cash Collateral from Securities Loaned (Cost $13,619,086)		13,619,086
Total Investments — 99.7% (Cost $9,782,287,190)		10,476,621,791
Other Assets Less Liabilities — 0.3%		35,362,842
NET ASSETS — 100.0%		10,511,984,633

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $12,932,966.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	269	03/07/2024	JPY	46,103,581	3,157,837

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$10,463,002,705	$—	$10,463,002,705
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	13,619,086	—	—	13,619,086
Total Investments in Securities	$13,619,086	$10,463,002,705	$—	$10,476,621,791

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$3,157,837	$—	$—	$3,157,837
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$7,351,631	$159,000,000	$154,999,999	$2,769	$—	$11,354,401	11,349,861	$522,205	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	1,317,980	50,114,820	49,168,115	—	—	2,264,685	2,264,685	82,836	—
Total	$8,669,611	$209,114,820	$204,168,114	$2,769	$—	$13,619,086		$605,041	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.